Income Taxes - Schedule of Operating Tax Carry Forwards (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Operating Tax Carry Forwards [Line Items]
Net operating tax loss carry forwards	¥ 252,023	$ 35,855
2026 [Member]
Schedule of Operating Tax Carry Forwards [Line Items]
Net operating tax loss carry forwards	11,465	1,631
2027 [Member]
Schedule of Operating Tax Carry Forwards [Line Items]
Net operating tax loss carry forwards	39,695	5,647
2028 [Member]
Schedule of Operating Tax Carry Forwards [Line Items]
Net operating tax loss carry forwards	26,870	3,823
2029 [Member]
Schedule of Operating Tax Carry Forwards [Line Items]
Net operating tax loss carry forwards	62,872	8,945
2030 [Member]
Schedule of Operating Tax Carry Forwards [Line Items]
Net operating tax loss carry forwards	¥ 111,121	$ 15,809